Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that we could realize in a current market exchange.

The book values and fair values of Long-term Debt as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$16,516	$19,259	$16,811	$18,285

Fair Value Measurements of Other Temporary Investments

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds, marketable securities that we intend to hold for less than one year and investments by our protected cell of EIS. See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$216	$-	$-	$216
Fixed Income Securities:
Mutual Funds	64	-	-	64
Equity Securities - Mutual Funds	11	3	-	14
Total Other Temporary Investments	$291	$3	$-	$294

	December 31, 2010
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$225	$-	$-	$225
Fixed Income Securities:
Mutual Funds	69	-	-	69
Variable Rate Demand Notes	97	-	-	97
Equity Securities - Mutual Funds	18	7	-	25
Total Other Temporary Investments	$409	$7	$-	$416

(a)	Primarily represents amounts held for the payment of debt.

The following table provides the activity for our debt and equity securities within Other Temporary Investments for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$268	$455	$35
Purchases of Investments	154	503	82
Gross Realized Gains on Investment Sales	4	16	-
Gross Realized Losses on Investment Sales	-	-	-

At December 31, 2011 and 2010, we had no Other Temporary Investments with an unrealized loss position. In 2009, we recorded $9 million ($6 million, net of tax) of other-than-temporary impairments of Other Temporary Investments for equity investments of our protected cell captive insurance company. At December 31, 2011, fixed income securities are primarily debt based mutual funds with short and intermediate maturities. Mutual funds may be sold and do not contain maturity dates.

The following table provides details of Other Temporary Investments included in Accumulated Other Comprehensive Income (Loss) on our balance sheet and the reasons for changes for the year ended December 31, 2011. All amounts in the following table are presented net of related income taxes.

Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Year Ended December 31, 2011

(in millions)
Balance in AOCI as of December 31, 2010	$4
Changes in Fair Value Recognized in AOCI	1
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	(3)
Balance in AOCI as of December 31, 2011	$2

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments at December 31, 2011 and December 31, 2010:

	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$18	$-	$-	$20	$-	$-
Fixed Income Securities:
United States Government	544	61	(1)	461	23	(1)
Corporate Debt	54	5	(2)	59	4	(2)
State and Local Government	330	-	(2)	341	(1)	-
Subtotal Fixed Income Securities	928	66	(5)	861	26	(3)
Equity Securities - Domestic	646	215	(80)	634	183	(123)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,592	$281	$(85)	$1,515	$209	$(126)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Proceeds from Investment Sales	$1,111	$1,362	$713
Purchases of Investments	1,167	1,415	771
Gross Realized Gains on Investment Sales	33	12	28
Gross Realized Losses on Investment Sales	22	2	1

The adjusted cost of debt securities was $862 million and $835 million as of December 31, 2011 and 2010, respectively. The adjusted cost of equity securities was $431 million and $451 million as of December 31, 2011 and 2010, respectively.

The fair value of debt securities held in the nuclear trust funds, summarized by contractual maturities, at December 31, 2011 was as follows:

Fair Value
of Debt
Securities
(in millions)
Within 1 year	$62
1 year – 5 years	285
5 years – 10 years	350
After 10 years	231
Total	$928

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in AEP's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$-	$-	$215	$221

Other Temporary Investments
Restricted Cash (a)	191	-	-	25	216
Fixed Income Securities:
Mutual Funds	64	-	-	-	64
Equity Securities - Mutual Funds (b)	14	-	-	-	14
Total Other Temporary Investments	269	-	-	25	294

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	47	1,299	147	(945)	548
Cash Flow Hedges:
Commodity Hedges (c)	15	23	-	(18)	20
De-designated Risk Management Contracts (d)	-	-	-	28	28
Total Risk Management Assets	62	1,322	147	(935)	596

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	5	-	13	18
Fixed Income Securities:
United States Government	-	544	-	-	544
Corporate Debt	-	54	-	-	54
State and Local Government	-	330	-	-	330
Subtotal Fixed Income Securities	-	928	-	-	928
Equity Securities - Domestic (b)	646	-	-	-	646
Total Spent Nuclear Fuel and Decommissioning Trusts	646	933	-	13	1,592

Total Assets	$983	$2,255	$147	$(682)	$2,703

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$43	$1,209	$78	$(1,052)	$278
Cash Flow Hedges:
Commodity Hedges (c)	-	43	-	(18)	25
Interest Rate/Foreign Currency Hedges	-	42	-	-	42
Total Risk Management Liabilities	$43	$1,294	$78	$(1,070)	$345

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010

	Level 1	Level 2	Level 3	Other	Total

Assets:	(in millions)

Cash and Cash Equivalents (a)	$170	$-	$-	$124	$294

Other Temporary Investments
Restricted Cash (a)	184	-	-	41	225
Fixed Income Securities:
Mutual Funds	69	-	-	-	69
Variable Rate Demand Notes	-	97	-	-	97
Equity Securities - Mutual Funds (b)	25	-	-	-	25
Total Other Temporary Investments	278	97	-	41	416

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	20	1,432	112	(1,013)	551
Cash Flow Hedges:
Commodity Hedges (c)	11	17	-	(15)	13
Interest Rate/Foreign Currency Hedges	-	25	-	-	25
Fair Value Hedges	-	7	-	-	7
De-designated Risk Management Contracts (d)	-	-	-	46	46
Total Risk Management Assets	31	1,481	112	(982)	642

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	-	8	-	12	20
Fixed Income Securities:
United States Government	-	461	-	-	461
Corporate Debt	-	59	-	-	59
State and Local Government	-	341	-	-	341
Subtotal Fixed Income Securities	-	861	-	-	861
Equity Securities - Domestic (b)	634	-	-	-	634
Total Spent Nuclear Fuel and Decommissioning Trusts	634	869	-	12	1,515

Total Assets	$1,113	$2,447	$112	$(805)	$2,867

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$25	$1,325	$27	$(1,114)	$263
Cash Flow Hedges:
Commodity Hedges (c)	4	13	-	(15)	2
Interest Rate/Foreign Currency Hedges	-	4	-	-	4
Fair Value Hedges	-	1	-	-	1
Total Risk Management Liabilities	$29	$1,343	$27	$(1,129)	$270

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(e)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(f)       The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.

(g)       The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives and other investments classified as Level 3 in the fair value hierarchy:

Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (f)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)

(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (f)	18
Transfers out of Level 3 (e) (f)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

Net Risk Management
Year Ended December 31, 2009	Assets (Liabilities)
(in millions)
Balance as of December 31, 2008	$49
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(4)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	44
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(17)
Transfers in and/or out of Level 3 (h)	(25)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2009	$62

(a)       Included in revenues on our statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.

Appalachian Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
APCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$4,680	$302,128	$25,423	$(255,324)	$76,907
Cash Flow Hedges:
Commodity Hedges (a)	-	1,095	-	(664)	431
De-designated Risk Management Contracts (b)	-	-	-	1,533	1,533
Total Risk Management Assets	$4,680	$303,223	$25,423	$(254,455)	$78,871

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$2,535	$291,194	$23,379	$(279,997)	$37,111
Cash Flow Hedges:
Commodity Hedges (a)	-	3,009	73	(664)	2,418
Total Risk Management Liabilities	$2,535	$294,203	$23,452	$(280,661)	$39,529

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
APCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$1,686	$330,605	$13,791	$(270,012)	$76,070
Cash Flow Hedges:
Commodity Hedges (a)	-	2,591	-	(2,258)	333
Interest Rate/Foreign Currency Hedges	-	11,888	-	-	11,888
De-designated Risk Management Contracts (b)	-	-	-	3,371	3,371
Total Risk Management Assets	$1,686	$345,084	$13,791	$(268,899)	$91,662

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$1,653	$312,258	$8,660	$(284,432)	$38,139
Cash Flow Hedges:
Commodity Hedges (a)	-	2,985	-	(2,258)	727
Total Risk Management Liabilities	$1,653	$315,243	$8,660	$(286,690)	$38,866

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Indiana Michigan Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal

I&M records securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF at fair value. See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments at December 31, 2011 and 2010:

	December 31,
	2011			2010
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments

	(in thousands)
Cash and Cash Equivalents	$18,229	$-	$-	$20,039	$-	$-
Fixed Income Securities:
United States Government	543,506	60,946	(547)	461,084	22,582	(1,489)
Corporate Debt	53,979	4,932	(1,536)	59,463	3,716	(1,905)
State and Local Government	329,986	(430)	(2,236)	340,786	(975)	(340)
Subtotal Fixed Income Securities	927,471	65,448	(4,319)	861,333	25,323	(3,734)
Equity Securities - Domestic	646,032	214,748	(79,536)	633,855	183,447	(122,889)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,591,732	$280,196	$(83,855)	$1,515,227	$208,770	$(126,623)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Proceeds from Investment Sales	$1,110,909	$1,361,813	$712,742
Purchases of Investments	1,166,690	1,414,473	770,919
Gross Realized Gains on Investment Sales	33,382	11,570	28,218
Gross Realized Losses on Investment Sales	22,159	2,087	1,241

The adjusted cost of debt securities was $862 million and $835 million as of December 31, 2011 and 2010, respectively. The adjusted cost of equity securities was $431 million and $451 million as of December 31, 2011 and 2010, respectively.

The fair value of debt securities held in the nuclear trust funds, summarized by contractual maturities, at December 31, 2011 was as follows:

Fair Value
of Debt
Securities

(in thousands)
Within 1 year	$62,383
1 year – 5 years	284,942
5 years – 10 years	349,587
After 10 years	230,559
Total	$927,471

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
I&M
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$3,001	$203,175	$16,305	$(162,227)	$60,254
Cash Flow Hedges:
Commodity Hedges (a)	-	702	-	(425)	277
De-designated Risk Management Contracts (b)	-	-	-	983	983
Total Risk Management Assets	3,001	203,877	16,305	(161,669)	61,514

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	-	5,431	-	12,798	18,229
Fixed Income Securities:
United States Government	-	543,506	-	-	543,506
Corporate Debt	-	53,979	-	-	53,979
State and Local Government	-	329,986	-	-	329,986
Subtotal Fixed Income Securities	-	927,471	-	-	927,471
Equity Securities - Domestic (e)	646,032	-	-	-	646,032
Total Spent Nuclear Fuel and Decommissioning Trusts	646,032	932,902	-	12,798	1,591,732

Total Assets	$649,033	$1,136,779	$16,305	$(148,871)	$1,653,246

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$1,626	$185,092	$14,995	$(178,022)	$23,691
Cash Flow Hedges:
Commodity Hedges (a)	-	1,901	47	(425)	1,523
Interest Rate/Foreign Currency Hedges	-	10,637	-	-	10,637
Total Risk Management Liabilities	$1,626	$197,630	$15,042	$(178,447)	$35,851

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2010
I&M
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$1,014	$209,031	$8,295	$(161,531)	$56,809
Cash Flow Hedges:
Commodity Hedges (a)	-	1,533	-	(1,358)	175
De-designated Risk Management Contracts (b)	-	-	-	2,027	2,027
Total Risk Management Assets	1,014	210,564	8,295	(160,862)	59,011

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	-	7,898	-	12,141	20,039
Fixed Income Securities:
United States Government	-	461,084	-	-	461,084
Corporate Debt	-	59,463	-	-	59,463
State and Local Government	-	340,786	-	-	340,786
Subtotal Fixed Income Securities	-	861,333	-	-	861,333
Equity Securities - Domestic (e)	633,855	-	-	-	633,855
Total Spent Nuclear Fuel and Decommissioning Trusts	633,855	869,231	-	12,141	1,515,227

Total Assets	$634,869	$1,079,795	$8,295	$(148,721)	$1,574,238

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$994	$186,898	$5,187	$(170,201)	$22,878
Cash Flow Hedges:
Commodity Hedges (a)	-	1,795	-	(1,358)	437
Total Risk Management Liabilities	$994	$188,693	$5,187	$(171,559)	$23,315

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Ohio Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
OPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Other Cash Deposits (c)	$26	$-	$-	$22	$48

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	6,339	421,249	34,425	(356,766)	105,247
Cash Flow Hedges:
Commodity Hedges (a)	-	1,483	-	(899)	584
De-designated Risk Management Contracts (b)	-	-	-	2,076	2,076
Total Risk Management Assets	6,339	422,732	34,425	(355,589)	107,907

Total Assets	$6,365	$422,732	$34,425	$(355,567)	$107,955

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$3,433	$406,259	$31,659	$(390,139)	$51,212
Cash Flow Hedges:
Commodity Hedges (a)	-	4,038	100	(899)	3,239
Total Risk Management Liabilities	$3,433	$410,297	$31,759	$(391,038)	$54,451

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
OPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Other Cash Deposits (c)	$26	$-	$-	$-	$26

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	2,158	500,259	17,659	(420,146)	99,930
Cash Flow Hedges:
Commodity Hedges (a)	-	3,295	-	(2,892)	403
De-designated Risk Management Contracts (b)	-	-	-	4,315	4,315
Total Risk Management Assets	2,158	503,554	17,659	(418,723)	104,648

Total Assets	$2,184	$503,554	$17,659	$(418,723)	$104,674

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$2,116	$477,377	$11,076	$(438,740)	$51,829
Cash Flow Hedges:
Commodity Hedges (a)	-	3,822	-	(2,892)	930
Total Risk Management Liabilities	$2,116	$481,199	$11,076	$(441,632)	$52,759

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Public Service Co Of Oklahoma [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$97	$7,797	$-	$(7,015)	$879

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$53	$9,542	$-	$(7,092)	$2,503
Cash Flow Hedges:
Commodity Hedges	-	107	-	-	107
Total Risk Management Liabilities	$53	$9,649	$-	$(7,092)	$2,610

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$-	$21,119	$1	$(20,335)	$785
Cash Flow Hedges:
Commodity Hedges	-	134	-	-	134
Interest Rate/Foreign Currency Hedges	-	13,558	-	-	13,558
Total Risk Management Assets	$-	$34,811	$1	$(20,335)	$14,477

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$-	$21,498	$-	$(20,379)	$1,119

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.

Southwestern Electric Power Co [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities. These instruments are not marked-to-market. The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrant Subsidiaries as of December 31, 2011 and 2010 are summarized in the following table:

	December 31,
	2011		2010
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,726,251	$4,431,912	$3,561,141	$3,878,557
I&M	2,057,675	2,339,344	2,004,226	2,169,520
OPCo	4,054,148	4,665,739	4,168,352	4,516,499
PSO	947,364	1,123,306	971,186	1,040,656
SWEPCo	1,728,637	2,019,094	1,769,520	1,931,516

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrant Subsidiaries' financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. There have not been any significant changes in management's valuation techniques.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
SWEPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$122	$7,023	$-	$(6,421)	$724
Cash Flow Hedges:
Interest Rate/Foreign Currency Hedges	-	3	-	-	3
Total Risk Management Assets	$122	$7,026	$-	$(6,421)	$727

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$66	$11,753	$-	$(6,479)	$5,340
Cash Flow Hedges:
Commodity Hedges	-	97	-	-	97
Interest Rate/Foreign Currency Hedges	-	19,143	-	-	19,143
Total Risk Management Liabilities	$66	$30,993	$-	$(6,479)	$24,580

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010
SWEPCo
	Level 1	Level 2	Level 3	Other	Total

Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (f)	$-	$36,632	$2	$(35,115)	$1,519
Cash Flow Hedges:
Commodity Hedges	-	123	-	-	123
Interest Rate/Foreign Currency Hedges	-	5	-	-	5
Total Risk Management Assets	$-	$36,760	$2	$(35,115)	$1,647

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (f)	$-	$39,592	$-	$(35,187)	$4,405

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(c)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 amounts primarily represent investments in money market funds.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2011 and 2010.

The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (f)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (f)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2008	$8,009	$4,352	$10,060	$(2)	$(3)
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(1,324)	(719)	(1,664)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	9,181	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(5,464)	(2,847)	(6,623)	-	-
Transfers in and/or out of Level 3 (h)	(500)	(263)	(609)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	8,707	4,293	-	4	6
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk        management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Represents existing assets or liabilities that were previously categorized as Level 3.

(f)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains        (losses) are recorded as regulatory assets/liabilities.

(h)       Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to        the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest        significant input became observable during the period.